NET LOSS PER SHARE - Antidilutive securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares amount	321,086,776	297,188,387	325,849,346	293,772,949
Shares reserved for convertible preferred stock outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares amount	175,531,186	175,593,476	175,440,744	191,142,894
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares amount	50,434,069	34,054,264
Options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares amount	44,914,082	42,591,545	51,379,939	42,846,649
Shares reserved for warrants to purchase shares of common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares amount	6,001,639	6,001,639	6,001,639	6,001,639
Outstanding convertible preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares amount	44,205,800	38,947,463	44,296,242	29,624,664